SEGMENTED INFORMATION (Schedule of Segment Information for Operating Results) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019		Mar. 31, 2018
Disclosure of operating segments [line items]
Sales	$ 170,519		$ 170,039
Cost of sales	(87,322)		(82,155)
Gross profit	83,197		87,884
Operating expenses	(22,302)		(17,173)
Impairment recovery, net	9,178		4,714
Finance items, net	2,845		2,390
Income tax expenses	(20,871)		(18,919)
Net income	52,047		58,896
Attributable to:
Equity holders of the Company	39,724		46,994
Non-controlling interests	12,323		11,902
Net income	52,047		58,896
Mining Henan Luoning [Member]
Disclosure of operating segments [line items]
Sales	141,483		142,113
Cost of sales	(68,346)		(64,321)
Gross profit	73,137		77,792
Operating expenses	(8,788)		(8,136)
Impairment recovery, net
Finance items, net	1,131		580
Income tax expenses	(15,588)		(17,894)
Net income	49,892		52,342
Attributable to:
Equity holders of the Company	39,008		40,799
Non-controlling interests	10,884		11,543
Net income	49,892		52,342
Mining Hunan [Member]
Disclosure of operating segments [line items]
Sales		[1]
Cost of sales		[1]
Gross profit		[1]
Operating expenses	(961)	[1]	(1,164)
Impairment recovery, net		[1]
Finance items, net	(127)	[1]	(83)
Income tax expenses	128	[1]	(1)
Net income	(1,216)	[1]	(1,248)
Attributable to:
Equity holders of the Company	(851)	[1]	(874)
Non-controlling interests	(365)	[1]	(374)
Net income	(1,216)	[1]	(1,248)
Mining Guangdong [Member]
Disclosure of operating segments [line items]
Sales	29,036		27,926
Cost of sales	(18,976)		(17,834)
Gross profit	10,060		10,092
Operating expenses	(2,934)		(2,726)
Impairment recovery, net
Finance items, net	51		9
Income tax expenses
Net income	7,177		7,375
Attributable to:
Equity holders of the Company	6,825		7,034
Non-controlling interests	352		341
Net income	7,177		7,375
Mining Other [Member]
Disclosure of operating segments [line items]
Sales
Cost of sales
Gross profit
Operating expenses	(810)		1,755
Impairment recovery, net	7,279
Finance items, net	(11)		(11)
Income tax expenses
Net income	6,458		1,744
Attributable to:
Equity holders of the Company	5,006		1,352
Non-controlling interests	1,452		392
Net income	6,458		1,744
Administrative Beijing [Member]
Disclosure of operating segments [line items]
Sales
Cost of sales
Gross profit
Operating expenses	(1,591)		(1,321)
Impairment recovery, net
Finance items, net	145		250
Income tax expenses	(2)		(1)
Net income	(1,448)		(1,072)
Attributable to:
Equity holders of the Company	(1,448)		(1,072)
Non-controlling interests
Net income	(1,448)		(1,072)
Administrative Vancouver [Member]
Disclosure of operating segments [line items]
Sales
Cost of sales
Gross profit
Operating expenses	(7,218)		(5,581)
Impairment recovery, net	1,899		4,714
Finance items, net	1,656		1,645
Income tax expenses	(5,153)		(1,023)
Net income	(8,816)		(245)
Attributable to:
Equity holders of the Company	(8,816)		(245)
Non-controlling interests
Net income	$ (8,816)		$ (245)

[1]	Hunan's BYP project was placed on care and maintenance in August 2014;